LEASES - Narrative (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Lessee, Lease, Description [Line Items]
Variable lease payments	$ 20	$ 26
Minimum
Lessee, Lease, Description [Line Items]
Non-cancellable contract periods for leases, typical range (in years)	5 years
Maximum
Lessee, Lease, Description [Line Items]
Non-cancellable contract periods for leases, typical range (in years)	20 years